AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Disclosure Amounts Receivable [Abstract]
AMOUNTS RECEIVABLE [Text Block]

NOTE 7 - AMOUNTS RECEIVABLE

As at December 31, 2021 and 2020, receivables consisted of the following:

	2021	2020
	$	$
Trade receivables, net of expected credit losses	1,441,601	971,102
Sales tax recoverable	36,211	1,578
Income tax receivable	20,000	-
	1,497,812	972,680

During the year ended December 31, 2021, the Company recorded a provision for expected credit losses against trade receivables in the amount of $134,083 (2020 - $nil, the eight months ended December 31, 2019 - $nil).